Segment information (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Net sales:
Net sales	¥ 1,178,290	¥ 1,028,385	¥ 875,109
Small Precision Motors
Net sales:
Net sales	447,988	397,999	362,513
Hard Disk Drives Spindle Motors
Net sales:
Net sales	207,974	204,141	185,506
Other Small Precision Motors
Net sales:
Net sales	240,014	193,858	177,007
Automotive, Appliance, Commercial and Industrial Products
Net sales:
Net sales	554,713	460,007	345,236
Machinery
Net sales:
Net sales	106,462	98,800	86,955
Electronic and Optical Components
Net sales:
Net sales	64,112	65,050	72,845
Others
Net sales:
Net sales	¥ 5,015	¥ 6,529	¥ 7,560